Tax - Summary of Deferred Tax Balance After Offset of Assets and Liabilities and Analysis by Key Territory (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of deferred taxes [line items]
Deferred tax assets	$ 122	$ 134
Deferred tax liabilities	(18)	(68)
Deferred tax liability asset	104	66	$ 48
United Kingdom [member]
Disclosure of deferred taxes [line items]
Deferred tax assets	99	113
Deferred tax liability asset	99	113
United States [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	0	(53)
United Arab Emirates [member]
Disclosure of deferred taxes [line items]
Deferred tax assets	9
Deferred tax liability asset	12	9
Other Countries [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	$ (7)	$ (3)